Debt	12 Months Ended
Dec. 31, 2013
Debt

NOTE 4: DEBT

Long-Term Debt

The following table summarizes PG&E Corporation's and the Utility's long-term debt:

	December 31,
(in millions)	2013	2012
PG&E Corporation
Senior notes, 5.75%, due 2014	350	350
Less: current portion	(350)	-
Total senior notes	-	350
Total PG&E Corporation long-term debt	-	350
Utility
Senior notes:
6.25% due 2013	-	400
4.80% due 2014	539	1,000
5.625% due 2017	700	700
8.25% due 2018	800	800
3.50% due 2020	800	800
4.25% due 2021	300	300
3.25% due 2021	250	250
2.45% due 2022	400	400
3.25% due 2023	375	-
3.85% due 2023	300	-
6.05% due 2034	3,000	3,000
5.80% due 2037	950	950
6.35% due 2038	400	400
6.25% due 2039	550	550
5.40% due 2040	800	800
4.50% due 2041	250	250
4.45% due 2042	400	400
3.75% due 2042	350	350
4.60% due 2043	375	-
5.125% due 2043	500	-
Less: current portion	(539)	(400)
Unamortized discount, net of premium	(51)	(51)
Total senior notes, net of current portion	11,449	10,899
Pollution control bonds:
Series 1996 C, E, F, 1997 B, variable rates (1), due 2026 (2)	614	614
Series 2004 A-D, 4.75%, due 2023 (3)	345	345
Series 2009 A-D, variable rates (4), due 2016 and 2026 (5)	309	309
Total pollution control bonds	1,268	1,268
Total Utility long-term debt, net of current portion	12,717	12,167
Total consolidated long-term debt, net of current portion	$12,717	$12,517

(1)  At December 31, 2013, interest rates on these bonds and the related loans ranged from 0.01% to 0.04%.
(2)  Each series of these bonds is supported by a separate letter of credit.  In April 2013, the letters of credit were extended to April 1, 2018.  Although the stated maturity date is 2026, each series will remain outstanding only if the Utility extends or replaces the letter of credit related to the series or otherwise obtains consent from the issuer to the continuation of the series without a credit facility.
(3) The Utility has obtained credit support from an insurance company for these bonds.
(4) At December 31, 2013, interest rates on these bonds and the related loans ranged from 0.01% to 0.02%.
(5) Each series of these bonds is supported by a separate direct-pay letter of credit.  Series A and B letters of credit expire on May 31, 2016.  In October 2013, Series C and D letters of credit were extended to December 3, 2016 to coincide with the maturity of the underlying bonds.  Subject to certain requirements, the Utility may choose not to provide a credit facility without issuer consent.

Pollution Control Bonds

The California Pollution Control Financing Authority and the California Infrastructure and Economic Development Bank have issued various series of fixed rate and multi-modal tax-exempt pollution control bonds for the benefit of the Utility.  Substantially all of the net proceeds of the pollution control bonds were used to finance or refinance pollution control and sewage and solid waste disposal facilities at the Geysers geothermal power plant or at the Utility's Diablo Canyon nuclear power plant.  In 1999, the Utility sold all bond-financed facilities at the non-retired units of the Geysers geothermal power plant to Geysers Power Company, LLC pursuant to purchase and sale agreements stating that Geysers Power Company, LLC will use the bond-financed facilities solely as pollution control facilities for so long as any tax-exempt pollution control bonds issued to finance the Geysers project are outstanding.  The Utility has no knowledge that Geysers Power Company, LLC intends to cease using the bond-financed facilities solely as pollution control facilities.

Repayment Schedule

PG&E Corporation's and the Utility's combined short-term and long-term debt principal repayment amounts at December 31, 2013 are reflected in the table below:

(in millions,
except interest rates)	2014	2015	2016	2017	2018	Thereafter	Total
PG&E Corporation
Average fixed interest rate	5.75%	-	-	-	-	-	5.75%
Fixed rate obligations	$350	$-	$-	$-	$-	$-	$350
Utility
Average fixed interest rate	4.80%	-	-	5.63%	8.25%	5.06%	5.29%
Fixed rate obligations	$539	$-	$-	$700	$800	$10,345	$12,384
Variable interest rate
as of December 31, 2013	-	-	0.02%	-	0.02%	-	0.02%
Variable rate obligations (1)	$-	$-	$309	$-	$614	$-	$923
Total consolidated debt	$889	$-	$309	$700	$1,414	$10,345	$13,657

 (1) These bonds, due in 2016 and 2026, are backed by separate letters of credit that expire on May 31, 2016, December 3, 2016, or April 1, 2018.

Short-term Borrowings

The following table summarizes PG&E Corporation's and the Utility's outstanding borrowings under their revolving credit facilities and the Utility's commercial paper program at December 31, 2013:

				Letters of
	Termination	Facility		Credit		Commercial	Facility
(in millions)	Date	Limit		Outstanding	Borrowings	Paper	Availability
PG&E Corporation	April 2018	$300	(1)	$	$260	$-	$40
Utility	April 2018	3,000	(2)	79	-	914 (3)	2,007 (3)
Total revolving credit facilities		$3,300		$79	$260	$914	$2,047

(1) Includes a $100 million sublimit for letters of credit and a $100 million commitment for loans that are made available on a same-day basis and are repayable in full within 7 days.
(2) Includes a $1.0 billion sublimit for letters of credit and a $300 million commitment for loans that are made available on a same-day basis and are repayable in full within 7 days.
(3) The Utility treats the amount of its outstanding commercial paper as a reduction to the amount available under its revolving credit facility.

For 2013, the average outstanding borrowings on PG&E Corporation's revolving credit facility was $214 million and the maximum outstanding balance during the year was $260 million.  For 2013, the Utility's average outstanding commercial paper balance was $542 million and the maximum outstanding balance during the year was $1.1 billion.  The Utility did not borrow under its credit facility in 2013.

Revolving Credit Facilities

In April 2013, PG&E Corporation and the Utility amended and restated their revolving credit facilities to extend their termination dates from May 31, 2016 to April 1, 2018.  These agreements contain substantially similar terms as their original 2011 credit agreements.  PG&E Corporation's and the Utility's revolving credit facilities may be used for working capital, the repayment of commercial paper, and other corporate purposes.  At PG&E Corporation's and the Utility's request and at the sole discretion of each lender, the facilities may be extended for additional periods.  Provided certain conditions are met, PG&E Corporation and the Utility have the right to increase, in one or more requests, given not more frequently than once a year, the aggregate lenders' commitments under the revolving credit facilities by up to $100 million and $500 million, respectively, in the aggregate for all such increases.

Borrowings under the revolving credit facilities (other than swingline loans) bear interest based, at PG&E Corporation's and the Utility's election, on (1) a London Interbank Offered Rate plus an applicable margin or (2) the base rate plus an applicable margin.  The base rate will equal the higher of the following: the administrative agent's announced base rate, 0.5% above the federal funds rate, or the one-month LIBOR plus an applicable margin.  Interest is payable quarterly in arrears, or earlier for loans with shorter interest periods.  PG&E Corporation and the Utility also will pay a facility fee on the total commitments of the lenders under the revolving credit facilities.  The applicable margins and the facility fees will be based on PG&E Corporation's and the Utility's senior unsecured debt ratings issued by Standard & Poor's Rating Services and Moody's Investor Service.  Facility fees are payable quarterly in arrears.

PG&E Corporation's and the Utility's revolving credit facilities include usual and customary provisions for revolving credit facilities of this type, including those regarding events of default and covenants limiting liens to those permitted under their senior note indentures, mergers, sales of all or substantially all of their assets, and other fundamental changes.  In addition, the revolving credit facilities require that PG&E Corporation and the Utility maintain a ratio of total consolidated debt to total consolidated capitalization of at most 65% as of the end of each fiscal quarter.  PG&E Corporation's revolving credit facility agreement also requires that PG&E Corporation own, directly or indirectly, at least 80% of the common stock and at least 70% of the voting capital stock of the Utility.

Commercial Paper Programs

                  At December 31, 2013, the average yield on outstanding Utility commercial paper was 0.26%.

In January 2014, PG&E Corporation established a commercial paper program.  PG&E Corporation will treat the amount of its outstanding commercial paper as a reduction to the amount available under its revolving credit facility.

The borrowings from PG&E Corporation and the Utility's commercial paper programs are used primarily to fund temporary financing needs.  Liquidity support for these borrowings is provided by available capacity under their respective revolving credit facilities, as described above.  The commercial paper may have maturities up to 365 days and ranks equally with PG&E Corporation's and the Utility's other unsubordinated and unsecured indebtedness.  Commercial paper notes are sold at an interest rate dictated by the market at the time of issuance.